Property and Equipment,Net - Summary of Property and Equipment (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Property Plant And Equipment [Line Items]
Property, equipment and software, gross	¥ 138,294		¥ 255,226
Less: accumulated depreciation	(88,491)		(127,986)
Less: accumulated impairment loss	(17,508)		(57,429)
Property, equipment and software, net	32,295	$ 4,682	69,811
Electronic Equipment
Property Plant And Equipment [Line Items]
Property, equipment and software, gross	101,947		183,893
Software
Property Plant And Equipment [Line Items]
Property, equipment and software, gross	18,656		18,804
Leasehold Improvement
Property Plant And Equipment [Line Items]
Property, equipment and software, gross	13,914		40,697
Furniture and Office Equipment
Property Plant And Equipment [Line Items]
Property, equipment and software, gross	¥ 3,777		¥ 11,832